TRANSFERS OF FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [Abstract]
Schedule of Transferred Assets and Liabilities
The table below sets out the carrying values of the transferred assets and the associated liabilities. For repurchase and securities lending transactions, the associated liabilities represent the Group’s obligation to repurchase the transferred assets. For securitisation programmes, the associated liabilities represent the external notes in issue (note 25). The liabilities shown in the table below have recourse to the transferred assets.

	2022		2021
	Carrying value of transferred assets £m	Carrying value of associated liabilities £m	Carrying value of transferred assets £m	Carrying value of associated liabilities £m
Repurchase and securities lending transactions
Financial assets at fair value through other comprehensive income	11,801	6,571	7,706	5,039
Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers[1]	28,981	2,806	30,965	3,705
1The carrying value of associated liabilities excludes securitisation notes held by the Group of £21,887 million (31 December 2021: £23,521 million).